SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
NOTE 15. SUBSEQUENT EVENTS

On January 12, 2020, the Company entered into securities purchase agreements with certain accredited investors for the sale of a total of 1,500 shares of Series G Convertible Preferred Stock and warrants o purchase 1,200,000 shares of our common stock for gross proceeds of $1,500,000 (which was collected January 13, 2012, January 14, 2020, and February 16, 2020). Each share of Series G Convertible Preferred Stock (designated on January 13, 2020) has a stated value of $1,000, is convertible into shares of common stock at a price of $1.25 per share (subject to adjustment under certain circumstances), has no voting rights, is entitled to dividends on an as-converted-to common stock basis, is entitled to a distribution preference of $1,000 upon liquidation, and is not redeemable. Each warrant is exercisable into one share of common stock at an exercise price of $1.25 per share (subject to adjustment under certain circumstances) for a period of five years from the date of issuance.